July 25, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Calvert Management Series (the “Registrant”) on behalf of:

Calvert Tax-Free Responsible Impact Bond Fund (the “Fund”)

Post-Effective Amendment No. 87 (1933 Act File No. 002-69565)

Amendment No. 87 (1940 Act File No. 811-03101) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) of the Fund, as well as Exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed for the purpose of registering a new class of shares of the Fund and will serve as the template filing for other Calvert funds that also seek to register Class R6 shares.  Calvert Research and Management is also filing a separate request for template filing relief under Rule 485(b)(1)(vii).  The new class will be named Class R6.  Class R6 shares will be offered at net asset value to employer sponsored retirement plans and other investors as more fully described in the Amendment, but will not be subject to distribution fees, service fees or sub-accounting, recordkeeping or similar fees paid to intermediaries.  The prospectus and SAI have been marked to show changes from the prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 83 filed with the Securities and Exchange Commission (the “Commission”) on April 28, 2017 (Accession No. 00009490394-17-001015).

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, bring financial information up-to-date, file exhibits and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8879 or by fax at (617) 672-1879.

Very truly yours,

/s/ Katy D. Burke

Katy D. Burke, Esq.

Vice President

Calvert Research and Management